Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Disclosure of carrying amounts and fair value of financial assets	The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

	AS OF DECEMBER 31, 2021
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	1,342	1,342	—	1,342	—
Other receivables and assets (2)	14,784	14,784	—	14,784	—
Cash and cash equivalents (1)	60,701	60,701	—	60,701	—
Total financial assets	76,827	76,827	—	76,827	—
Financial liabilities—non-current portion (4, Note 15)	50,240	52,589	9,932	—	42,657
Financial liabilities—current portion (3, Note 15)	11,345	11,345	—	—	11,345
Trade payables and other current liabilities (3)	18,558	18,558	—	—	18,558
Total financial liabilities	80,143	82,491	9,932	—	72,559

	AS OF DECEMBER 31, 2022
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	11,708	11,271	—	11,271	—
Other receivables and assets (2)	9,231	9,231	—	9,231	—
Cash and cash equivalents (1)	26,950	26,950	—	26,950	—
Total financial assets	47,889	47,452	—	47,452	—
Financial liabilities—non-current portion (4, Note 15)	35,573	28,771	566	—	28,205
Financial liabilities—current portion (3, Note 15)	14,224	14,224	—	—	14,224
Trade payables and other current liabilities (3)	15,475	15,475	—	—	15,475
Total financial liabilities	65,272	58,469	566	—	57,903

	AS OF DECEMBER 31, 2023
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	22,055	22,394	—	22,394	—
Other receivables and assets (2)	27,164	27,164	—	27,164	—
Cash and cash equivalents (1)	251,942	251,942	—	251,942	—
Total financial assets	301,161	301,500	—	301,500	—
Financial liabilities—non-current portion (4, Note 15)	60,349	61,274	18,506	—	42,768
Financial liabilities—current portion (3, Note 15)	16,696	16,696	11,531	—	5,165
Trade payables and other current liabilities (3)	47,221	47,221	—	—	47,221
Total financial liabilities	124,266	125,191	30,037	—	95,154
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 16 bp to 476 bp as of December 31, 2022 and
104 bp to 218 bp as of December 31, 2023. As of December 31, 2022 and December 31, 2023, an increase in the credit spread by
+100 bp would result in a decrease in the advances fair value by €240 thousand and €23 thousand respectively.
(3)    The carrying amount of short-term financial liabilities measured at amortized cost was deemed to be a reasonable estimate of fair value.
(4)    The fair value of Kreos BSA A&B, OCEANE conversion option, royalty certificates, Heights convertible notes and Kreos /
Claret BSA is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15. The fair value of other long-term financial liabilities is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using the following assumptions:
• For the debt components of Kreos 1&2 bonds, a credit spread of 1,058 bp as of December 31, 2021 and 1,475 bp as of
December 31, 2022.
As of December 31, 2021 and 2022, an increase in the credit spread by +100 bp would result in a decrease in the Kreos 1&2 bonds fair value by €209 thousand and €68 thousand, respectively.
•For the debt component of OCEANE bonds, a credit spread similar to that detailed in Note 15.
As of December 31, 2021, and 2022, an increase in the credit spread by +100 bp would result in a decrease in the OCEANE debt component fair value by €648 thousand and €476 thousand, respectively.
•For the debt component of Kreos / Claret OCABSA debt component, a credit spread of 960 bp as of August 22, 2023 and 900 bp as of December 31, 2023.
As of August 22, 2023 and December 31, 2023, an increase in the credit spread by +100 bp would result in a decrease in the
Kreos / Claret OCABSA debt component fair value by respectively €624 thousand and €538 thousand.
•For the conditional advances and the PGE loan, a credit spread of 850 bp as of December 31, 2021, 1,475 bp as of December
31, 2022 and 900 bp as of December 31, 2023.
•An increase in the credit spread by +100 bp would result in the following:
•As of December 31, 2021, 2022 and 2023, a decrease in the PGE loan fair value by €102 thousand, €55 thousand, and
€39 thousand respectively.
•As of December 31, 2021, 2022 and 2023, a decrease in the RNP-VIR conditional advance fair value by €61 thousand,
€31 thousand and €15 thousand respectively.
•As of December 31, 2021, 2022 and 2023, a decrease in the CARENA conditional advance fair value by €58 thousand,
€37 thousand and €37 thousand respectively.
•As of December 31, 2021 and 2022, a decrease in the Ebola conditional advance fair value by €3 thousand, €1 thousand and €1 thousand, respectively.
•As of December 31, 2021, a decrease in the Covid-19 conditional advance fair value by €161 thousand.
Disclosure of carrying amounts and fair value of financial liabilities	The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

	AS OF DECEMBER 31, 2021
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	1,342	1,342	—	1,342	—
Other receivables and assets (2)	14,784	14,784	—	14,784	—
Cash and cash equivalents (1)	60,701	60,701	—	60,701	—
Total financial assets	76,827	76,827	—	76,827	—
Financial liabilities—non-current portion (4, Note 15)	50,240	52,589	9,932	—	42,657
Financial liabilities—current portion (3, Note 15)	11,345	11,345	—	—	11,345
Trade payables and other current liabilities (3)	18,558	18,558	—	—	18,558
Total financial liabilities	80,143	82,491	9,932	—	72,559

	AS OF DECEMBER 31, 2022
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	11,708	11,271	—	11,271	—
Other receivables and assets (2)	9,231	9,231	—	9,231	—
Cash and cash equivalents (1)	26,950	26,950	—	26,950	—
Total financial assets	47,889	47,452	—	47,452	—
Financial liabilities—non-current portion (4, Note 15)	35,573	28,771	566	—	28,205
Financial liabilities—current portion (3, Note 15)	14,224	14,224	—	—	14,224
Trade payables and other current liabilities (3)	15,475	15,475	—	—	15,475
Total financial liabilities	65,272	58,469	566	—	57,903

	AS OF DECEMBER 31, 2023
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	22,055	22,394	—	22,394	—
Other receivables and assets (2)	27,164	27,164	—	27,164	—
Cash and cash equivalents (1)	251,942	251,942	—	251,942	—
Total financial assets	301,161	301,500	—	301,500	—
Financial liabilities—non-current portion (4, Note 15)	60,349	61,274	18,506	—	42,768
Financial liabilities—current portion (3, Note 15)	16,696	16,696	11,531	—	5,165
Trade payables and other current liabilities (3)	47,221	47,221	—	—	47,221
Total financial liabilities	124,266	125,191	30,037	—	95,154
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 16 bp to 476 bp as of December 31, 2022 and
104 bp to 218 bp as of December 31, 2023. As of December 31, 2022 and December 31, 2023, an increase in the credit spread by
+100 bp would result in a decrease in the advances fair value by €240 thousand and €23 thousand respectively.
(3)    The carrying amount of short-term financial liabilities measured at amortized cost was deemed to be a reasonable estimate of fair value.
(4)    The fair value of Kreos BSA A&B, OCEANE conversion option, royalty certificates, Heights convertible notes and Kreos /
Claret BSA is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15. The fair value of other long-term financial liabilities is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using the following assumptions:
• For the debt components of Kreos 1&2 bonds, a credit spread of 1,058 bp as of December 31, 2021 and 1,475 bp as of
December 31, 2022.
As of December 31, 2021 and 2022, an increase in the credit spread by +100 bp would result in a decrease in the Kreos 1&2 bonds fair value by €209 thousand and €68 thousand, respectively.
•For the debt component of OCEANE bonds, a credit spread similar to that detailed in Note 15.
As of December 31, 2021, and 2022, an increase in the credit spread by +100 bp would result in a decrease in the OCEANE debt component fair value by €648 thousand and €476 thousand, respectively.
•For the debt component of Kreos / Claret OCABSA debt component, a credit spread of 960 bp as of August 22, 2023 and 900 bp as of December 31, 2023.
As of August 22, 2023 and December 31, 2023, an increase in the credit spread by +100 bp would result in a decrease in the
Kreos / Claret OCABSA debt component fair value by respectively €624 thousand and €538 thousand.
•For the conditional advances and the PGE loan, a credit spread of 850 bp as of December 31, 2021, 1,475 bp as of December
31, 2022 and 900 bp as of December 31, 2023.
•An increase in the credit spread by +100 bp would result in the following:
•As of December 31, 2021, 2022 and 2023, a decrease in the PGE loan fair value by €102 thousand, €55 thousand, and
€39 thousand respectively.
•As of December 31, 2021, 2022 and 2023, a decrease in the RNP-VIR conditional advance fair value by €61 thousand,
€31 thousand and €15 thousand respectively.
•As of December 31, 2021, 2022 and 2023, a decrease in the CARENA conditional advance fair value by €58 thousand,
€37 thousand and €37 thousand respectively.
•As of December 31, 2021 and 2022, a decrease in the Ebola conditional advance fair value by €3 thousand, €1 thousand and €1 thousand, respectively.
•As of December 31, 2021, a decrease in the Covid-19 conditional advance fair value by €161 thousand.